Schedule of disaggregated cost of revenues (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Disaggregation of Revenue [Line Items]
Cost of revenues	$ 7,523,581	£ 5,483,186	£ 7,458,966	£ 4,920,593
Cost of revenues percentage	100.00%	100.00%	100.00%	100.00%
Retrofit Revenue [Member]
Disaggregation of Revenue [Line Items]
Cost of revenues	$ 6,733,397	£ 4,907,299	£ 7,021,289	£ 4,501,255
Cost of revenues percentage	89.00%	89.00%	94.00%	92.00%
Product [Member]
Disaggregation of Revenue [Line Items]
Cost of revenues	$ 790,184	£ 575,887	£ 437,677	£ 419,338
Cost of revenues percentage	11.00%	11.00%	6.00%	8.00%